Subsequent Events - Additional Information (Details) - USD ($)					1 Months Ended								2 Months Ended
	Jul. 12, 2024	May 28, 2024	Jan. 31, 2024	Apr. 28, 2023	Jul. 31, 2024	May 31, 2024	Jan. 31, 2024	Dec. 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Aug. 31, 2021	May 31, 2021	Feb. 29, 2024	Dec. 31, 2024	Aug. 14, 2024	Jun. 30, 2024	Dec. 31, 2022	Sep. 30, 2022
Subsequent Events (Details) [Line Items]
Principal Amount				$ 448,940
Interest rate										5.00%	1.00%	1.00%
Maturity date										Dec. 31, 2023	Jul. 31, 2022	May 31, 2022
Par value of common shares issued (in Dollars per share)								$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Conversion price per share																		$ 10
Commission paid				$ 125,000					$ 125,000
Common Stock Value, Purchase price								$ 2,312								$ 2,312	$ 1,978
Recovery of unpaid wages															$ 32,800
Senior Secured Promissory Note [Member]
Subsequent Events (Details) [Line Items]
Proceeds from a Senior Secured Promissory Note							$ 750,000
Debt Instrument, Interest Rate, Effective Percentage			15.00%				15.00%
Maturity date			Jan. 23, 2025
December 2023 Convertible Notes [Member]
Subsequent Events (Details) [Line Items]
Principal Amount													$ 738,000
Debt Instrument, Interest Rate, Effective Percentage								10.00%
Maturity date								Dec. 18, 2024
Unsecured convertible promissory note								$ 857,097								1,857,352
Aggregate Principal amount								$ 1,000,000					738,000
Conversion Rate								70.00%
Commission paid								$ 83,600					63,840
Percentage of the total number of shares of common stock received								4.00%
May 2024 Convertible Notes
Subsequent Events (Details) [Line Items]
Principal Amount					$ 2,175,000	$ 1,324,500
Debt Instrument, Interest Rate, Effective Percentage	10.00%					10.00%
Maturity date	Dec. 18, 2024					Dec. 18, 2024
Unsecured convertible promissory note																$ 299,744
Aggregate Principal amount	$ 2,175,500	$ 824,500
Conversion Rate	50.00%					50.00%
May 2024 Convertible Notes | May 2024 Placement Agent [Member]
Subsequent Events (Details) [Line Items]
Principal Amount	$ 2,500,000												2,500,000
Commission paid	$ 200,000					$ 200,000
Percentage of the total number of shares of common stock received	4.00%					4.00%
April 2023 Convertible Note [Member]
Subsequent Events (Details) [Line Items]
Principal Amount													$ 240,000